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                         SUPPLEMENT DATED MARCH 3, 2003

                                       TO

          WEALTHBUILDER VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2002

This Supplement is intended to be distributed with prospectuses dated May 1, 2002 for WEALTHBUILDER VARIABLE ANNUITY contracts issued by John Hancock Life Insurance Company (the "Contracts").

UNAVAILABLE VARIABLE INVESTMENT OPTIONS FOR CONTRACTS ISSUED ON AND AFTER MARCH 31, 2003

The following variable investment options are deleted and will not be available for Contracts issued on and after March 31, 2003:

.. HSBC Variable Growth & Income, and

.. HSBC Variable Fixed Income.

Owners and prospective owners of these Contracts should disregard all references to these variable investment options in the WEALTHBUILDER VARIABLE ANNUITY prospectus.

LIQUIDATION OF VARIABLE INVESTMENT OPTIONS

     Contract value invested in the following three variable investment options (the "Liquidating Options") will be liquidated under a Plan of Liquidation and Dissolution approved by the Board of Trustees of the Variable Insurance Funds:

.. HSBC Variable Growth & Income,

.. HSBC Variable Fixed Income, and

.. HSBC Variable Cash Management.

     Variable Insurance Funds currently anticipates the date of liquidation to be on or about April 30, 2003 (the "Liquidation Date"). Each of the HSBC Variable Insurance Funds intends to send a liquidating distribution to John Hancock in cash or cash equivalents within 30 days of the Liquidation Date.

     Transfers before the Liquidation Date

     Before the Liquidation Date, owners of Contracts that are invested in the Liquidating Options may transfer, free of any charge, all or part of the assets held in any of the Liquidating Options to any of the other investment options available under the Contracts. These transfers will not be counted as part of the maximum 18 investment options over the life of your contract, nor will they be counted toward the 12 transfers allowed each year.

     Transfers to a "money fund" before the Liquidation Date will continue to be invested in the HSBC Variable Cash Management Fund of the HSBC Variable Insurance Funds until the Liquidation Date.

          Automatic Allocation of Liquidating Distributions

     After the Liquidation Date, we will allocate liquidating distributions we receive that are attributable to any of your contract value remaining in the Liquidating Options to the following variable investment option:

VARIABLE INVESTMENT OPTION             MANAGED BY
--------------------------             ----------
  Money Market . . . . . . . . . . .   Wellington Management Company, LLP

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     We will send a confirmation to you that will show the Liquidating Option, the amount of the liquidating distribution that we credit to your contract in the Money Market variable investment option, and the date of the transaction (the "Allocation Date").

     Transfers and allocations of premium payments after the Liquidation Date

     After the Liquidation Date, you will not be able to transfer any contract value or allocate any premium payments to any of the Liquidating Options.

     For 60 days following the Allocation Date, you may transfer contract value in the Money Market variable investment option free of charge to any other investment option available under your contract. These transfers will not be counted as part of the maximum 18 investment options over the life of your contract, nor will they be counted toward the 12 transfers allowed each year. After that, transfers from the Money Market investment option will be treated as any other transfer from a variable investment option.

     The Money Market variable investment option will not be available for other transfers of contract value and allocation of premium until May 1, 2003.

INFORMATION ABOUT THE MONEY MARKET VARIABLE INVESTMENT OPTION FOR LIQUIDATING DISTRIBUTIONS

     When we receive liquidating distributions, we will allocate them to the Money Market variable investment option and invest in the corresponding fund of the John Hancock Variable Series Trust I. After May 1, 2003, we will permit you to invest in and make transfers to and from the Money Market variable investment option in the same manner, and subject to the same limitations, as other variable investment options under your contract. We may modify or delete this variable investment option in the future.

     We supplement the Annual Fund Expenses table beginning on page 5 of the WEALTHBUILDER VARIABLE ANNUITY prospectus, the accompanying notes to the Annual Fund Expenses Table, and the examples on pages 9 through 13 with the following information about this Money Market investment option:

                                                                                              Total Fund      Total Fund
                                             Investment  Distribution and  Other Operating    Operating        Operating
                                             Management      Service        Expenses With    Expenses With   Expenses Absent
Fund Name                                        Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimburseme
---------                                    ----------  ----------------  ---------------  --------------   --------------
JOHN HANCOCK VARIABLE SERIES TRUST I:
Money Market . . . . . . . . . . . . . . .     0.25%           N/A              0.07%           0.32%         0.32%


Example I - If you "surrender" (turn in) your All Rider Contract at the end of the applicable time period, you would pay:

                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                     ---------------------------------------------
Money Market              $92       $134        $179         $321

Example II - If you begin receiving payments under one of the annuity payment options of an All Rider Contract at the end of the applicable time period, or if you do not surrender your All Rider Contract, you would pay:

                             1 YEAR    3 YEARS     5 YEARS    10 YEARS
                           --------------------------------------------
Money Market                    $29       $89        $152         $321

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Example III - If you "surrender" (turn in) your No Rider Contract at the end of the applicable time period, you would pay:

                     1 YEAR    3 YEARS     5 YEARS    10 YEARS
                   --------------------------------------------
Money Market            $80       $97        $115         $194

Example IV - If you begin receiving payments under one of the annuity payment options of a No Rider Contract at the end of the applicable time period, or if you do not surrender your No Rider Contract, you would pay:

                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         -------------------------------------------
Money Market                  $17       $52        $89         $194

     The following selected data pertains to accumulation shares for the Money Market variable investment option held in John Hancock Variable Annuity Account H for the period beginning on May 1, 2001. This option will not be available for WEALTHBUILDER Variable Annuity contracts until the earlier of May 1, 2003 or the date liquidating distributions are received by John Hancock from the Liquidating Options.

                                                                    Period ended
                                                                    December 31,
                                                                        2001
                                                                    ------------
MONEY MARKET
Accumulation share value:
 Beginning of period    . . . . . . . . . . . . . . . . . . .             $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . .             $10.12
 Number of Accumulation Shares outstanding at end of period .         20,983,009

THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2002 OF THE JOHN HANCOCK VARIABLE SERIES TRUST I THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE MONEY MARKET VARIABLE INVESTMENT OPTION.

              YOU SHOULD RETAIN THIS MATERIAL FOR FUTURE REFERENCE.

 HSBC CLSDFNDS SUP (3/03)

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